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                           DRINKER BIDDLE & REATH LLP
                       Philadelphia National Bank Building
                                   11th Floor
                              1345 Chestnut Street
                           Philadelphia, PA 19107-3496
                                 (215) 988-2700

                                  June 17, 1997




VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

       Re:    Municipal Fund for California Investors, Inc.
              (Registration No. 2-79510; 811-3574)
              ---------------------------------------------

Ladies and Gentlemen:

               On behalf of Municipal Fund for California, Inc., Investors (the "Fund") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the prospectus and statement of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Fund's most recent post-effective amendment, Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company of 1940 ("Post-Effective Amendment No. 18"), which was filed on May 30, 1997; and (ii) the text of Post-Effective Amendment No. 18 has been filed electronically:

               1.     Prospectus effective May 31, 1997 for the
                      California Money Fund Portfolio; and

               2. Statement of Additional Information effective May 31, 1997 for the California Money Fund.


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Securities and Exchange Commission
June 17, 1997
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               If you have any questions or comments regarding this filing, do not hesitate to contact the undersigned at (215) 988-2966.

                                            Very truly yours,



                                            Frances V. Ryan